UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   SEPT 30, 1999

Check here if amendment [    ]; Amendment Number:
This Amendment     (Check only one.):  [    ] is a restatement
                             [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Barclays Bank PLC
Address:           12 East 49th Street
              New York, NY 10017

13F File Number:        28-5494

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                        David S. Jones
Title:                       Vice President
Phone:                       212-415-5960
Signature, Place and Date of Signing:

Report Type (Check only one):

[   ]    13F HOLDINGS REPORT
[   ]    13F NOTICE
[   ]    13F COMBINATION REPORT

List of other Managers Reporting for This Manager:

                        13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:     $206,788

FORM 13F INFORMATION TABLE
                                                                  INVESTMENT
VOTING AUTHORITY
                                   FAIR                           DISCRETION
(SHARES)
                             ITEM 2ITEM 3    MARKET  SH/PRN  SH   PUT  TYPE
ITEM 7(A)SOLE     (B)SHARED (C) NONE
ISSUER                       CLASS SECID     VALUE   AMOUNT  PRN  CALL
MGRS
----------------------------------------------------------------
---------------------------------       ------
ALCOA INC                    COM   13817101  2284    36800SH      SOLE
36800             0         0
AMERICAN INTL GROUP INC      COM   26874107  7535    86677SH      SOLE
86677             0         0
AT&T CORP                    COM   1957109   4343    99850SH      SOLE
99850             0         0
BRISTOL MYERS SQUIBB CO      COM   110122108 5387    79800SH      SOLE
79800             0         0
BURLINGTON RES INC           COM   122014103 6325    172100SH     SOLE
172100            0         0
CANON INC                    ADR   138006309 809     27300SH      SOLE
27300             0         0
CBS CORP                     COM   12490K107 6346    137200SH     SOLE
137200            0         0
CHASE MANHATTAN CORP NEW     COM   16161A108 5623    74600SH      SOLE
74600             0         0
CISCO SYS INC                COM   17275R102 9472    138150SH     SOLE
138150            0         0
CITIGROUP INC                COM   172967101 8047    182875SH     SOLE
182875            0         0
DAYTON HUDSON CORP           COM   239753106 6403    106600SH     SOLE
106600            0         0
DELL COMPUTER CORP           COM   247025109 8195    196000SH     SOLE
196000            0         0
DU PONT E I DE NEMOURS & CO  COM   263534109 2154    35600SH      SOLE
35600             0         0
EXXON CORP                   COM   302290101 8846    116400SH     SOLE
116400            0         0
FEDERAL HOME LN MTG CORP     COM   313400301 5892    113300SH     SOLE
113300            0         0
GENERAL ELEC CO              COM   369604103 7766    65500SH      SOLE
65500             0         0
HOME DEPOT INC               COM   437076102 10074   146800SH     SOLE
146800            0         0
INTL PAPER CO                COM   460146103 2211    46000SH      SOLE
46000             0         0
LILLY ELI & CO               COM   532457108 1258    19600SH      SOLE
19600             0         0
LUCENT TECHNOLOGIES INC      COM   549463107 8836    136200SH     SOLE
136200            0         0
MCI WORLDCOM INC             COM   55268B106 8323    115800SH     SOLE
115800            0         0
MEDTRONIC INC                COM   585055106 5142    144600SH     SOLE
144600            0         0
MICROSOFT CORP               COM   594918104 9437    104200SH     SOLE
104200            0         0
PROCTER & GAMBLE CO          COM   742718109 6666    71100SH      SOLE
71100             0         0
SCHERING PLOUGH CORP         COM   806605101 4620    105900SH     SOLE
105900            0         0
SOUTHWEST AIRLS CO           COM   844741108 621     40900SH      SOLE
40900             0         0
SPRINT CORP                  COM   852061100 5599    103200SH     SOLE
103200            0         0
SUN MICROSYSTEMS INC         COM   866810104 11160   120000SH     SOLE
120000            0         0
TIME WARNER INC              COM   887315109 7879    129700SH     SOLE
129700            0         0
TYCO INTL LTD NEW            COM   902124106 7641    74000SH      SOLE
74000             0         0
UNITED TECHNOLOGIES CORP     COM   913017109 6216    104800SH     SOLE
104800            0         0
WARNER LAMBERT CO            COM   934488107 3933    59250SH      SOLE
59250             0         0
GRAND TOTAL        195043
